SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

    DWS Alternative Asset Allocation Fund
DWS California Tax–Free Income Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Diversified Market Neutral Fund
DWS EAFE® Equity Index Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy Fund
DWS Enhanced Emerging Markets Fixed Income Fund
DWS Enhanced Global Bond Fund
DWS Equity 500 Index Fund
DWS Equity Dividend Fund
DWS Floating Rate Fund
DWS Global Equity Fund
DWS Global Growth Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Inflation Fund
DWS Global Small Cap Growth Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Health Care Fund
DWS High Income Fund
DWS Intermediate Tax/AMT Free Fund
DWS International Fund
DWS International Value Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax–Free Fund
DWS Mid Cap Growth Fund
DWS Mid Cap Value Fund
DWS New York Tax–Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Select Alternative Allocation Fund
DWS Short Duration Fund
DWS Short–Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Small Cap Value Fund
DWS Strategic Government Securities Fund
DWS Strategic High Yield Tax–Free Fund

DWS Target 2014 Fund
DWS Technology Fund
DWS U.S. Bond Index Fund
DWS Ultra–Short Duration Fund
DWS Unconstrained Income Fund
DWS World Dividend Fund
DWS Variable Series I:
DWS Bond VIP
DWS Capital Growth VIP
DWS Core Equity VIP
DWS Global Small Cap Growth VIP
DWS International VIP
DWS Variable Series II:
DWS Alternative Asset Allocation VIP
DWS Global Equity VIP
DWS Global Growth VIP
DWS Global Income Builder VIP
DWS Government & Agency Securities VIP
DWS High Income VIP
DWS Large Cap Value VIP
DWS Money Market VIP
DWS Small Mid Cap Growth VIP
DWS Small Mid Cap Value VIP
DWS Unconstrained Income VIP
DWS Investments VIT Funds:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

Effective July 22, 2013, the third paragraph of the sub-section entitled ”Market timing policies and procedures” under the ”POLICIES ABOUT TRANSACTIONS” section of each fund’s/portfolio’s prospectus is replaced as follows:

Shareholders are limited to four roundtrip transactions in the same DWS fund (excluding money market funds) over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same DWS fund within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that DWS fund for 12 months. The fund reserves the right to extend or maintain a block beyond 12-months if it deems that the shareholder’s activity was harmful to the fund, or that the pattern of activity suggests a pattern of abuse. The rights of a shareholder to redeem shares of a DWS fund are not affected by the four roundtrip transaction limitation, but all redemptions remain subject to any applicable DWS fund’s redemption fee policy (if applicable, see “Redemption fees” described below).

Please Retain This Supplement for Future Reference

July 19, 2013
PROSTKR-277